Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventory
Schedule of inventory
	September 30,	December 31,
	2025	2024
Finished goods	$211,747	$50,469
Raw materials	255,570	274,188
	$467,317	$324,657

	December 31,	December 31,
	2024	2023
Finished goods	$50,469	$14,950
Raw materials	274,188	215,247
	$324,657	$230,197